Share Capital and Reserves - Summary of Treasury Shares (Parenthetical) (Detail) $ / shares in Units, € in Millions, $ in Millions	2 Months Ended	12 Months Ended
	Mar. 10, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of Treasury Shares and Own Shares [Line Items]
Average repurchase price for Treasury shares reissued | $ / shares		$ 53.21	$ 37.15
Total number of Treasury Shares held, nominal value | €				€ 2.4	€ 1.1
Total number of own shares held, nominal value | €				€ 0.1	€ 0.1
Share repurchase programme
Disclosure of Treasury Shares and Own Shares [Line Items]
Number of repurchased treasury shares | shares		29,755,861
Extension of the share buyback programme		$ 1,200
Share repurchase programme aggregated cash returned to shareholders for share repurchase		4,100
Share repurchase programme | Share Buyback Programme
Disclosure of Treasury Shares and Own Shares [Line Items]
Extension of the share buyback programme	$ 3,000
Share repurchase programme | Bank of America | Treasury Shares/own shares
Disclosure of Treasury Shares and Own Shares [Line Items]
Financial liability		$ 281	$ 281